Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

As required by the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the compensation of our Principal Executive Officers (“PEOs”) and other NEOs, as disclosed in the Summary Compensation Table (“SCT”) and also their “compensation actually paid.” The dollar amounts reported as “compensation actually paid” were computed in accordance with applicable SEC rules and do not necessarily reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year.

				Comp. Actually Paid to Second PEO ($)(2)	Average SCT Total for Non- PEO Named Executive Officers ($)	Average Comp. Actually Paid to Non-PEO Named Executive Officers ($)(2)	Value of Initial Fixed $100 Investment Based On:
Year (1)	SCT Total for First PEO ($)	Comp. Actually Paid to First PEO ($)(2)	SCT Total for Second PEO ($)				Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)	Net Income ($000s)	Adjusted EPS ($)(4)
2022	N/A	N/A	4,764,466	(116,058)	2,388,206	1,177,614	114.25	133.52	104,778	2.90
2021	2,657,102	1,103,513	4,731,970	3,676,080	1,501,890	953,242	132.76	134.56	147,266	4.14
2020	6,636,559	18,066,470	N/A	N/A	2,553,707	5,745,210	138.78	122.23	191,355	3.63

(1)	NEOs included in the above table for each year are the following:

Year	First PEO	Second PEO	Non-PEOs
2022	N/A	Ryan S. Napierski	Mark H. Lawrence, Connie Tang, Joseph Y. Chang, Chayce D. Clark
2021	Ritch N. Wood	Ryan S. Napierski	Mark H. Lawrence, Connie Tang, Joseph Y. Chang, Chayce D. Clark, D. Matthew Dorny, Jeffrey C. Bettinger
2020	Ritch N. Wood	N/A	Mark H. Lawrence, Ryan S. Napierski, Joseph Y. Chang, D. Matthew Dorny

(2)	Adjustments made to calculate “compensation actually paid” pursuant to SEC rules are as follows:

PEOs	2022	2021 First PEO	2021 Second PEO	2020
Total Compensation in SCT	4,764,466	2,657,102	4,731,970	6,636,559
Less: Grant date value of stock awards and option awards reported in SCT	(3,485,069)	(1,130,704)	(3,271,519)	(3,742,340)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	1,262,195	1,213,433	2,923,725	15,187,232
Plus (less): Change in value, from prior year-end to year- end, of awards granted in a prior year that are outstanding and unvested as of year-end	(2,645,599)	(1,045,026)	(452,452)	413,623
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	(12,051)	(591,292)	(255,645)	(428,605)
Less: Prior year-end value of awards granted in a prior year that failed to vest during the year	—	—	—	—
Total Adjustments	(4,880,524)	(1,553,589)	(1,055,890)	11,429,911
Compensation Actually Paid	(116,058)	1,103,513	3,676,080	18,066,470

Average of Other NEOs	2022	2021	2020
Total Compensation in SCT	2,388,206	1,501,890	2,553,707
Less: Grant date value of stock awards and option awards reported in SCT	(1,620,818)	(725,154)	(1,051,872)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	1,014,591	618,173	4,268,716
Plus (less): Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	(595,931)	(132,507)	184,565
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	(8,435)	(94,407)	(209,907)
Less: Prior year-end value of awards granted in a prior year that failed to vest during the year	—	(214,752)	—
Total Adjustments	(1,210,592)	(548,648)	3,191,503
Compensation Actually Paid	1,177,614	953,242	5,745,210

Fair value amounts were calculated in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under U.S. GAAP.  The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and assuming the probable level of achievement for performance-based awards as of the end of the covered fiscal year. For information on the assumptions used in calculating these amounts, refer to Note 9 to our financial statements in the Form 10-K filed for the fiscal year ended December 31, 2022.

(3)
Calculated in the manner prescribed by SEC rules. Indicates the value, as of December 31 of each year, of an assumed $100 initial investment that is invested on December 31, 2019 in our company’s common stock and the S&P MidCap 400 Consumer Staples Index, the same index that was used in the Stock Performance Graph in our Form 10-K filed for the fiscal year ended December 31, 2022.

(4)
We believe Adjusted EPS is the most important financial performance measure that is used to link the “compensation actually paid” to our NEOs in 2022 to our performance because it is the metric used for our performance-based equity awards, which, on average, constitute the largest component of our NEOs’ 2022 target compensation. Adjusted EPS is measured as diluted EPS excluding extraneous items such as the impact of accounting changes, losses or gains on settlements of litigation that began prior to the beginning of the respective year and other items that are unusual, non-recurring or outside of management’s control. For further information about the calculation of Adjusted EPS, see “Executive Compensation: Compensation Discussion and Analysis”—“Performance-Based Awards Granted in 2020–2022 – Goals and Vesting.”

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]

(1)	NEOs included in the above table for each year are the following:

Year	First PEO	Second PEO	Non-PEOs
2022	N/A	Ryan S. Napierski	Mark H. Lawrence, Connie Tang, Joseph Y. Chang, Chayce D. Clark
2021	Ritch N. Wood	Ryan S. Napierski	Mark H. Lawrence, Connie Tang, Joseph Y. Chang, Chayce D. Clark, D. Matthew Dorny, Jeffrey C. Bettinger
2020	Ritch N. Wood	N/A	Mark H. Lawrence, Ryan S. Napierski, Joseph Y. Chang, D. Matthew Dorny

Peer Group Issuers, Footnote [Text Block]
(3)
Calculated in the manner prescribed by SEC rules. Indicates the value, as of December 31 of each year, of an assumed $100 initial investment that is invested on December 31, 2019 in our company’s common stock and the S&P MidCap 400 Consumer Staples Index, the same index that was used in the Stock Performance Graph in our Form 10-K filed for the fiscal year ended December 31, 2022.

Adjustment To PEO Compensation, Footnote [Text Block]

(2)	Adjustments made to calculate “compensation actually paid” pursuant to SEC rules are as follows:

PEOs	2022	2021 First PEO	2021 Second PEO	2020
Total Compensation in SCT	4,764,466	2,657,102	4,731,970	6,636,559
Less: Grant date value of stock awards and option awards reported in SCT	(3,485,069)	(1,130,704)	(3,271,519)	(3,742,340)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	1,262,195	1,213,433	2,923,725	15,187,232
Plus (less): Change in value, from prior year-end to year- end, of awards granted in a prior year that are outstanding and unvested as of year-end	(2,645,599)	(1,045,026)	(452,452)	413,623
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	(12,051)	(591,292)	(255,645)	(428,605)
Less: Prior year-end value of awards granted in a prior year that failed to vest during the year	—	—	—	—
Total Adjustments	(4,880,524)	(1,553,589)	(1,055,890)	11,429,911
Compensation Actually Paid	(116,058)	1,103,513	3,676,080	18,066,470

Non-PEO NEO Average Total Compensation Amount	$ 2,388,206	$ 1,501,890	$ 2,553,707
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,177,614	953,242	5,745,210
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	Adjustments made to calculate “compensation actually paid” pursuant to SEC rules are as follows:

Average of Other NEOs	2022	2021	2020
Total Compensation in SCT	2,388,206	1,501,890	2,553,707
Less: Grant date value of stock awards and option awards reported in SCT	(1,620,818)	(725,154)	(1,051,872)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	1,014,591	618,173	4,268,716
Plus (less): Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	(595,931)	(132,507)	184,565
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	(8,435)	(94,407)	(209,907)
Less: Prior year-end value of awards granted in a prior year that failed to vest during the year	—	(214,752)	—
Total Adjustments	(1,210,592)	(548,648)	3,191,503
Compensation Actually Paid	1,177,614	953,242	5,745,210

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between “Compensation Actually Paid” and Other Metrics. The “compensation actually paid” to our NEOs generally declined in 2021 and 2022 as compared to 2020, generally in alignment with our declining stockholder return and net income performance over the period. The following chart depicts the relationship between the “compensation actually paid” to our NEOs and our total shareholder return, and it compares our total shareholder return to that of our peer group.

Compensation Actually Paid vs. Net Income [Text Block]	The following chart depicts the relationship between the “compensation actually paid” to our NEOs and our net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following chart depicts the relationship between the “compensation actually paid” to our NEOs and our Adjusted EPS.
Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between “Compensation Actually Paid” and Other Metrics. The “compensation actually paid” to our NEOs generally declined in 2021 and 2022 as compared to 2020, generally in alignment with our declining stockholder return and net income performance over the period. The following chart depicts the relationship between the “compensation actually paid” to our NEOs and our total shareholder return, and it compares our total shareholder return to that of our peer group.

Tabular List [Table Text Block]
Most Important Financial Performance Measures. We believe the most important financial performance measures that are used to link the “compensation actually paid” to our NEOs to our 2022 performance are the following, with Adjusted EPS being the most important of these measures:

Adjusted EPS
Adjusted revenue
Adjusted operating income

Total Shareholder Return Amount	$ 114.25	132.76	138.78
Peer Group Total Shareholder Return Amount	133.52	134.56	122.23
Net Income (Loss)	$ 104,778,000	$ 147,266,000	$ 191,355,000
Company Selected Measure Amount	2.9	4.14	3.63
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]
(4)
We believe Adjusted EPS is the most important financial performance measure that is used to link the “compensation actually paid” to our NEOs in 2022 to our performance because it is the metric used for our performance-based equity awards, which, on average, constitute the largest component of our NEOs’ 2022 target compensation. Adjusted EPS is measured as diluted EPS excluding extraneous items such as the impact of accounting changes, losses or gains on settlements of litigation that began prior to the beginning of the respective year and other items that are unusual, non-recurring or outside of management’s control. For further information about the calculation of Adjusted EPS, see “Executive Compensation: Compensation Discussion and Analysis”—“Performance-Based Awards Granted in 2020–2022 – Goals and Vesting.”

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income
Ritch N. Wood [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 2,657,102	$ 6,636,559
PEO Actually Paid Compensation Amount		$ 1,103,513	$ 18,066,470
PEO Name		Ritch N. Wood	Ritch N. Wood
Ryan S. Napierski [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,764,466	$ 4,731,970
PEO Actually Paid Compensation Amount	$ (116,058)	$ 3,676,080
PEO Name	Ryan S. Napierski	Ryan S. Napierski
PEO [Member] | Ritch N. Wood [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,553,589)	$ 11,429,911
PEO [Member] | Ritch N. Wood [Member] | Grant Date Value of Stock Awards and Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,130,704)	(3,742,340)
PEO [Member] | Ritch N. Wood [Member] | Year-End Value of Awards Granted During the Year that are Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,213,433	15,187,232
PEO [Member] | Ritch N. Wood [Member] | Change in Value, from Prior Year-End to Year-End, of Awards Granted in a Prior Year that are Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,045,026)	413,623
PEO [Member] | Ritch N. Wood [Member] | Change in Value, from Prior Year-End to Vesting Date, of Awards Granted in a Prior Year that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(591,292)	(428,605)
PEO [Member] | Ritch N. Wood [Member] | Prior Year-End Value of Awards Granted in a Prior Year that Failed to Vest During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Ryan S. Napierski [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,880,524)	(1,055,890)
PEO [Member] | Ryan S. Napierski [Member] | Grant Date Value of Stock Awards and Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,485,069)	(3,271,519)
PEO [Member] | Ryan S. Napierski [Member] | Year-End Value of Awards Granted During the Year that are Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,262,195	2,923,725
PEO [Member] | Ryan S. Napierski [Member] | Change in Value, from Prior Year-End to Year-End, of Awards Granted in a Prior Year that are Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,645,599)	(452,452)
PEO [Member] | Ryan S. Napierski [Member] | Change in Value, from Prior Year-End to Vesting Date, of Awards Granted in a Prior Year that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,051)	(255,645)
PEO [Member] | Ryan S. Napierski [Member] | Prior Year-End Value of Awards Granted in a Prior Year that Failed to Vest During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,210,592)	(548,648)	3,191,503
Non-PEO NEO [Member] | Grant Date Value of Stock Awards and Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,620,818)	(725,154)	(1,051,872)
Non-PEO NEO [Member] | Year-End Value of Awards Granted During the Year that are Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,014,591	618,173	4,268,716
Non-PEO NEO [Member] | Change in Value, from Prior Year-End to Year-End, of Awards Granted in a Prior Year that are Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(595,931)	(132,507)	184,565
Non-PEO NEO [Member] | Change in Value, from Prior Year-End to Vesting Date, of Awards Granted in a Prior Year that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,435)	(94,407)	(209,907)
Non-PEO NEO [Member] | Prior Year-End Value of Awards Granted in a Prior Year that Failed to Vest During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (214,752)	$ 0